Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest income
Interest income from financial assets measured at amortized cost	¥ 16,576	¥ 8,850	¥ 4,187
Interest income from financial assets measured at fair value through P&L	3,062	2,442	1,318
Interest income on sublease	0	1	3
Total interest income	19,638	11,293	5,508
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	1	0	6
Dividend income from financial assets measured at fair value through OCI and held at end of the period	344	335	267
Total dividend income	345	335	273
Remeasurement to fair value of pre-existing interest in an acquiree	0	0	22,416
Other	6,784	1,875	7,501
Total	46,549	52,093	62,913
Finance Expenses:
Interest expense on financial debt	112,800	98,710	100,393
Interest expense on lease liabilities	24,511	20,826	16,580
Total interest expense	137,311	119,535	116,973
Loss on foreign currency exchange, net	7,213	44,665	14,205
Hyperinflation effect expense	10,565	18,160	12,256
Other	49,665	34,096	19,421
Total	210,065	219,850	169,698
Non-current assets held for sale
Finance Expenses:
Impairment loss recognised in profit or loss	18,885
Foreign currency exchange
Dividend income
Gains on derivatives	7,999	31,053	4,476
Warrants
Dividend income
Gains on derivatives	0	0	15,896
Virtual power purchase agreement
Dividend income
Gains on derivatives	4,959	3,393	6,843
Finance Expenses:
Loss on derivatives – Virtual power purchase agreement	5,311	3,393	6,843
Interest rate swaps
Dividend income
Gains on derivatives	2,968	0	0
Cross currency interest rate swaps
Dividend income
Gains on derivatives	¥ 3,856	¥ 4,144	¥ 0